Notional and Fair Value Amounts of Credit Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Credit Derivatives [Line Items]
Notional amount	¥ 3,375	¥ 4,444
Fair value		6
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	2,072	2,509
Fair value	(2)
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	1,303	1,935
Fair value	2	6
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	3,651	4,520
Fair value	¥ 23	¥ 15